Commitments and Contingencies (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease description	The Company leases two premises in Land O' Lakes, Florida under an operating lease that expires in 2021 and in Tampa, Florida under an operating lease that expires in 2023.